Prepayments - Schedule of Prepayments (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepayments [Abstract]
Prepayment to suppliers	[1]	$ 18,833	$ 33,972
Prepaid acquisition consideration	[2]	2,460
Prepaid offering costs	[3]		5,526
Others		358	68
Prepayments		$ 21,651	$ 39,566

[1]	Prepayment to suppliers primarily represents (i) hosting services fee, hash rate fee and other service fees prepaid to suppliers for which the relevant services have not been rendered; (ii) prepaid mining equipment procurement fee for which the equipment has not been delivered as of the year end.
[2]	In October 2024, the Company made $2.46 million prepayment recognized as part of the acquisition of a mining facility.
[3]	Prepaid offering costs were costs related to business combination with Arisz and were charged to “Additional paid-in capital” upon completion of the business combination on February 29, 2024. Such costs primarily include legal cost, advisory costs and the extension fee for the business combination.